Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MGM China [Member] | Shun Tak [Member]
Related Party Transaction [Line Items]
Expenses incurred	$ 16,000,000	$ 28,000,000	$ 18,000,000
Revenue related to hotel rooms provided	$ 1,000,000	1,000,000	1,000,000
MGM China [Member] | Ms Pansy Ho | Brand License Agreement [Member]
Related Party Transaction [Line Items]
License fee as percentage of MGM Macau's consolidated net revenue	1.75%
Per annum percentage increase in development fee annual cap	20.00%
License fees	$ 39,000,000	43,000,000	36,000,000
MGM China [Member] | Ms Pansy Ho | Brand License Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
License fee cap	$ 52,000,000
MGM China [Member] | Ms Pansy Ho | Development services agreement [Member]
Related Party Transaction [Line Items]
Per annum percentage increase in development fee annual cap	10.00%
Development fee as percentage of project cost	2.625%
Development fees	$ 10,000,000	0	15,000,000
MGM China [Member] | Ms Pansy Ho | Development services agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Development fees	27,000,000
MGM Branding and Development [Member] | Ms Pansy Ho
Related Party Transaction [Line Items]
Distribution made to noncontrolling interests	15,000,000	13,000,000	18,000,000
CityCenter Holdings, LLC [Member]
Related Party Transaction [Line Items]
Annual management fee	$ 41,000,000	38,000,000	38,000,000
CityCenter Holdings, LLC [Member] | Aria and Vdara [Member]
Related Party Transaction [Line Items]
Management fee as a percentage of revenue	2.00%
Management fee received, percentage of EBITDA	5.00%
CityCenter Holdings, LLC [Member] | Crystals [Member]
Related Party Transaction [Line Items]
Annual management fee	$ 3,000,000
CityCenter Holdings, LLC [Member] | Management Services and Reimbursable Costs [Member]
Related Party Transaction [Line Items]
Reimbursable costs for support services provided	393,000,000	380,000,000	364,000,000
Receivable related to management services and reimbursable costs	55,000,000	45,000,000
CityCenter Holdings, LLC [Member] | Aircraft Agreement [Member]
Related Party Transaction [Line Items]
Reimbursable costs for support services provided	$ 2,000,000	3,000,000	$ 3,000,000
T-Mobile Arena [Member]
Related Party Transaction [Line Items]
Lease initial term	50 years
Accrued investment income receivable	$ 3,000,000	$ 1,000,000